5. Equity Method Investment	12 Months Ended
Dec. 31, 2017
Notes
5. Equity Method Investment:

5.       EQUITY METHOD INVESTMENT:

            Prior to 2017, the Company had an investment in Meritage Capital, Centennial Absolute Return Fund, L.P. (the "Fund") accounted for using the equity method of accounting. During 2017, the Company redeemed the investment for $26.9 million. The carrying value of this investment was $26.2 million as of December 31, 2016, which represented a 20.48% ownership interest in the Fund. The Company recorded earnings of $.7 million on this investment during 2017. The Company recorded earnings of $1.2 million on this investment during 2016. The earnings during 2017 and 2016 were recorded in other revenue on the Company's consolidated statement of income.

Condensed financial information of the equity method investment is as follows:

	December 31, 2017	December 31, 2016
Company's equity method investment	$ --	$ 26,201,949
Partnership assets	$ --	$ 128,721,905
Partnership liabilities	$ --	$ 258,881
Partnership net income	$ --	$ 6,583,183